CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	3 Months Ended
Nov. 30, 2018
Notes to Financial Statements
NOTE 2 - CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows as of November 30, 2018 and November 30, 2017 and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s August 31, 2018 financial statements. The results of operations for the periods ended November 30, 2018 are not necessarily indicative of the operating results for the full year.